Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings
8. BORROWINGS

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	49,990	66,100	10,373
Current portion of long-term borrowings	970	2,376	373

Total current borrowings	50,960	68,476	10,746
Non-Current
Long-term borrowings:
Bank loans	51,926	54,349	8,529
Total non-current borrowings	51,926	54,349	8,529
Total borrowings	102,886	122,825	19,275

Short-term borrowings
In May 2020, Suzhou Gracell entered into a loan agreement with China Construction Bank, under which Suzhou Gracell borrowed an aggregate principal amount of RMB5.0 million in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan prime rate plus 0.5%. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term. In June 2020, Suzhou Gracell entered into another loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year loan
prime rate plus 0.15%. In July 2020, Suzhou Gracell entered into the third loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year loan
prime rate minus 0.2%. In September 2020, Suzhou Gracell entered into the fourth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year loan
prime rate. In November 2020, Suzhou Gracell entered into the fifth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the
one-year loan
prime rate plus 0.5%. In December 2020, Suzhou Gracell entered into the sixth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.5%. These loans were paid back to the bank during 2021.

In June 2021, Suzhou Gracell entered into the seventh loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB6.1 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.45%. In July 2021, Suzhou Gracell entered into the eighth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.45%. In August 2021, Suzhou Gracell entered into the ninth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB 5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.45%. In November 2021, Suzhou Gracell entered into the tenth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.45%. In December 2021, Suzhou Gracell entered into the eleventh loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.45%.
Other than the interest rate, these loan agreements with China Construction Bank have substantially the same terms and conditions. The effective interest rate of these borrowing is 3.65% to 4.35% per annum.
In December 2020, Suzhou Gracell entered into two loan agreements with China CITIC Bank. Under each agreement Suzhou Gracell borrowed a principal amount of RMB5.0 million respectively in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the
one-year loan
prime rate. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term. These loans were paid back to the bank during 2021.
In March 2021, Suzhou Gracell entered into a loan agreement with China CITIC Bank. Under the
 agreement Suzhou Gracell borrowed a principal amount of RMB10.0 million in the form of a term loan for 12 months.
Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan
prime
rate plus 0.15%.
Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term.
In December 2020, Suzhou Gracell entered into a loan agreement with China Industrial Bank Co., Ltd., under which Suzhou Gracell borrowed an aggregate principal amount of RMB9.99 million in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan
prime rate plus 0.85%. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term. This loan was paid back to the bank during 2021.
In October and November 2021, Suzhou Gracell entered into two loan agreements with Hangzhou Bank. Under the agreements, Suzhou Gracell borrowed principal amounts of RMB10.0 million and RMB20.0 million in the form of two term loans for 12 months. The effective interest rate of these borrowings is 4.35% per annum. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term.
Long-term borrowings
In January 2020, Suzhou Gracell entered into a loan agreement with Bank of China, under which Suzhou Gracell obtained a term loan facility of RMB69.0 million for a term of 72 months commencing from the first drawdown date. Interest on the outstanding loan balance accrues at a variable annual rate equal to the five-year loan prime rate plus 0.2%. Suzhou Gracell is required to make interest payments on the loan on a semi-annual basis and payments of principal according to the agreed repayment schedule which will commence from the end of the 42nd month after the first drawdown date. Suzhou Gracell borrowed an aggregate principal amount of RMB44.28 million within the facility limit as of December 31, 2021. The effective interest rate of these borrowings is 4.85% to 5.00% per annum.
In July 2020, Suzhou Gracell entered into a loan agreement with China Merchants Bank, under which Suzhou Gracell obtained a term loan facility of RMB29.0 million for a term of 60 months commencing from June 2, 2020 and ending on June 1, 2025. During the term, Suzhou Gracell may make multiple drawdowns within the facility limit. Interest on the outstanding loan balance accrues quarterly at a variable annual rate equal to the one-year
loan prime rate plus 1%. Suzhou Gracell is required to make payments of principal and interest on the loan on a semi-annual basis unless otherwise agreed by the parties. Suzhou Gracell borrowed an aggregate principal amount of RMB13.87 million within the facility limit and repaid 1.43 million as of December 31, 2021. The effective interest rate of these borrowing is 4.85% per annum.